Alpha Architect International Quantitative Momentum ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 21.1%
Aristocrat Leisure Ltd.	35,269	$1,492,281
Brambles Ltd.	126,652	1,508,247
Commonwealth Bank of Australia	15,524	1,472,514
HUB24 Ltd.	32,551	1,402,261
JB Hi-Fi Ltd.	26,395	1,514,130
Northern Star Resources Ltd.	151,855	1,451,215
Pro Medicus Ltd.	9,541	1,477,059
Qantas Airways Ltd.(a)	270,358	1,501,022
Telix Pharmaceuticals Ltd.(a)	99,087	1,509,328
Westpac Banking Corp.	72,878	1,457,885
WiseTech Global Ltd.	19,171	1,436,484
		16,222,426
Belgium - 2.1%
UCB SA	8,020	1,596,706

France - 2.0%
Schneider Electric SE	6,197	1,546,377

Germany - 8.2%
Commerzbank AG	103,565	1,686,945
MTU Aero Engines AG	4,662	1,554,982
Rheinmetall AG	2,380	1,515,188
Siemens Energy AG(a)	29,489	1,538,918
		6,296,033
Israel - 6.4%
CyberArk Software Ltd.(a)	4,916	1,637,766
Wix.com Ltd.(a)	7,228	1,550,767
ZIM Integrated Shipping Services Ltd.	81,232	1,744,051
		4,932,584
Italy - 10.2%
Intesa Sanpaolo SpA	410,436	1,642,356
Leonardo SpA	57,738	1,550,820
Mediobanca Banca di Credito Finanziario SpA	109,099	1,590,620
Prysmian SpA	23,478	1,499,553
Saipem SpA(a)	603,434	1,568,295
		7,851,644
Japan - 28.4%(b)
Asics Corp.	76,407	1,510,221
Kawasaki Heavy Industries Ltd.	39,845	1,843,539
Konami Group Corp.	15,582	1,465,656
MS&AD Insurance Group Holdings, Inc.	67,711	1,484,224
NEC Corp.	17,917	1,562,307
NS Solutions Corp.	57,634	1,491,535
Obayashi Corp.	109,753	1,459,932
Otsuka Holdings Co. Ltd.	25,928	1,417,146
Recruit Holdings Co. Ltd.	22,249	1,575,933
Round One Corp.	215,032	1,794,382
Sanrio Co. Ltd.	45,064	1,586,670
Seibu Holdings, Inc.	77,403	1,578,117
Sompo Holdings, Inc.	57,509	1,505,479
Tomy Co. Ltd.	54,374	1,568,896
		21,844,037

New Zealand - 1.9%
Xero Ltd.(a)	13,825	$1,442,365

Norway - 1.9%
Kongsberg Gruppen ASA	13,175	1,481,455

Singapore - 1.9%
Sea Ltd. - ADR(a)	13,750	1,458,875

Sweden - 5.8%
Saab AB	70,668	1,492,709
Spotify Technology SA(a)	3,219	1,440,116
Telefonaktiebolaget LM Ericsson - Class B	192,676	1,565,253
		4,498,078
Switzerland - 1.9%
ABB Ltd.	27,455	1,484,455

United Kingdom - 7.8%
3i Group PLC	33,504	1,494,864
InterContinental Hotels Group PLC	12,524	1,560,659
Marks & Spencer Group PLC	313,100	1,471,839
Rolls-Royce Holdings PLC(a)	211,875	1,508,183
		6,035,545
TOTAL COMMON STOCKS (Cost $73,680,602)		76,690,580

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.41%(c)	126,195	126,195
TOTAL SHORT-TERM INVESTMENTS (Cost $126,195)		126,195

TOTAL INVESTMENTS - 99.8% (Cost $73,806,797)		$76,816,775
Other Assets in Excess of Liabilities - 0.2%		144,442
TOTAL NET ASSETS - 100.0%		$76,961,217

Percentages are stated as a percent of net assets.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Advanced Subscription Agreement

PLC - Public Limited Company

SA - Sociedad Anónima

SE - Societas Europeae

SpA - Societa per Azioni

(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Alpha Architect International Quantitative Momentum ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$76,690,580	$-	$-	$76,690,580
Money Market Funds	126,195	-	-	126,195
Total Investments	$76,816,775	$-	$-	$76,816,775

Refer to the Schedule of Investments for further disaggregation of investment categories.

Placeholder: Returns an entire table created with the Holdings Mapper - Sector Breakdown (Model Office - MST-MDP - Working Model Office Map)

3